1996 Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Option transactions under various stock-based employee compensation plans
Outstanding, Beginning Balance, Shares	2,828,770
Granted, shares	68,000
Exercised, Shares	(113,359)	(368,178)	(111,843)
Cancelled, Shares	(80,782)
Outstanding, Ending Balance, Shares	2,702,629	2,828,770
Exercisable, Ending Balance, Shares	1,500,656
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 20.85
Granted, Weighted Average Exercise Price	$ 33.28
Exercised, Weighted-Average Exercise Price	$ 17.62
Canceled, Weighted Average Exercise Price	$ 21.62
Outstanding, Ending Balance, Weighted Average Exercise Price	$ 21.27	$ 20.85
Exercisable, Ending Balance, Weighted Average Exercise Price	$ 22.86
Outstanding, Ending Balance, Weighted Average Contractual Life	7 years 26 days
Exercisable, Ending Balance, Weighted Average Contractual Life	6 years 9 months 11 days